CHINA NATURAL RESOURCES, INC.

Room 2205, 22/F, West Tower, Shun Tak Centre

168-200 Connaught Road Central

Sheung Wan, Hong Kong

October 14, 2008

CORRESP

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn:

Chris White, Branch Chief

Gary Newberry, Staff Accountant

George Schuler, Mining Engineer

Re:

China Natural Resources, Inc.

Form 20-F for the Year Ended December 31, 2007

Staff Letter of Comment dated September 19, 2008

SEC File No. 0-26046

Ladies and Gentlemen:

We are writing to respond to the staff’s letter dated September 19, 2008, relating to our Annual Report on Form 20-F for the year ended December 31, 2007 (the “Annual Report”).

We have responded to all of the staff’s comments below and have attached as supplemental information a marked draft of proposed Amendment No. 1 to the Annual Report (the “Amended Annual Report”) wherein the staff’s comments are specifically addressed. However, in light of the possibility that the staff may have additional comments, we await the staff’s review of our responses to its comments prior to filing a formal amendment to our Annual Report.

We respond to the staff’s comments as follows:

Form 20-F for the Fiscal Year Ended December 31, 2007

Engineering Comments

Wuhu, page 16

1.

We note your statement that mining rights are amortized based on actual units of production over estimated reserves of the mines. Please disclose your mineral reserves for the Yang Chong and the Zao Yun Mines. Regulation SK defines a reserve as that part of a mineral deposit that could be economically and legally extracted at the time of the reserve determination (see 17 C.F.R. x229.801) and it is the staff’s position that mineral reserves for a mineral property cannot be designated unless:

•

Competent professional engineers conduct a detailed engineering and economic study, and this “bankable” or “final” feasibility study demonstrates that a mineral deposit can be mined profitably at a commercial rate.

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•

A historic three-year average commodity price is used in any reserve or cash flow analysis used to designate reserves.

•

The company has demonstrated that the mineral property will receive its governmental permits, and the primary environmental document has been filed with the appropriate governmental authorities.

In the event your mines are operating, please disclose your updated reserve estimates and your annual mine/processing plant production statistics along with your salable products.

If you believe that additional studies are required to demonstrate economic viability, you may present tonnage and grade information as mineralized material for some portion of the mineral deposit you intend to mine. Mineralized material is a mineralized body which has been delineated by appropriate drilling and/or underground sampling to establish continuity and supports an estimate of tonnage and an average grade of the selected commodities. This deposit will not qualify as a reserve until a comprehensive evaluation, based upon unit costs, grade, recoveries, and other factors concludes economic and legal feasibility. Mineralized material should only be reported as in “in place” tonnage and grade, and should not be disclosed as units of products, such as ounces of gold or pounds of copper. Note that “mineralized material” does not include: 1) material reported as reserves, and 2) volumes and grades estimated by using geologic inference, which are sometimes classed as “inferred” or “possible” by some evaluators.

Response to Staff Comment 1:

We note at the outset that (a) the Company does not record estimated mineral reserves as an asset and (b) for the reasons set forth below, the Company has not historically disclosed estimated mineral reserves in its public filings.

Yang Chong Mine and Zao Yun Mine commenced production in 1998 and 1999, respectively. The mines were originally operated by a PRC State-owned enterprise and subsequently acquired by Wuhu Feishang Mining Development Co. Limited (“Wuhu”) in May 2003. Feishang Mining Holdings Limited (“FMHL”) acquired a 100% equity interest in Wuhu in April 2005. In connection with our February 2006 “reverse merger” with FMHL, the Company also acquired Wuhu.

There was no carrying value of the mines on the books of the PRC State-owned enterprise. Wuhu acquired the entire business from the State-owned enterprise in May 2003 for cash consideration of RMB11,310,000. Wuhu allocated the purchase price RMB11,310,000 to identifiable assets and liabilities in accordance with FAS 141 Business Combinations. As a result of the purchase price allocation, RMB9,229,325 was allocated to the estimated fair value of the acquired contractual rights to extract minerals (the “mining rights”) at the Yang Chong Mine and Zao Yun Mine. The cost of the mining rights has since been amortized based on actual units of production over the estimated reserves of the mines, not to exceed 20 years. This method of amortizing the mining rights is believed by management to represent a systematic and rational approach to amortizing the cost of the mining rights over the estimated useful life of this asset.

As discussed above, the estimated mineral reserves are solely used as a basis for calculating amortization expense; it represents the denominator used in the periodic amortization calculations. The estimated mineral reserves of Yang Chong Mine were derived from a reserves review report of Yang Chong Mine dated May 26, 2005. The reserves review report was performed by a licensed valuer of mineral reserves, who holds a qualification certificate issued by the Department of Land Resources at the provincial level of the PRC. The reserves estimates were reported in accordance with the PRC Solid

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Mineral Resources/Reserves Classification Code; however, the reserve classification is not directly comparable with the international code on reserves classification (e.g. JORC Code). As a result, we are unable to determine whether the classification of the reserves shown in the reserves review report can be referred as "proven" and "probable" or should be in fact "inferred" because the PRC Code prescribes a classification system that does not incorporate these concepts or terminology. In addition, when the Company consulted local management, it was management’s belief that the reserves of Yang Chong Mine should neither be treated as "proven" nor "probable". Accordingly, on a prudent basis, and since we were unable to reach a determination as to proven or probable reserves, we did not disclose the amount of mineral reserves in our Annual Report or other SEC filings.

Inasmuch as the information provided in this response letter will become available for public review, and since the May 26, 2005 reserves review report does not report proven or probable reserves and Industry Guide 7 does not permit the publication of estimated reserves that are not delineated as proven or probable, we have not included in this response letter the amount of estimated reserves contained in the reserves review. The report is available for review by the staff as supplemental information.

The mining area and metal output of Zao Yun Mine is relatively small compared to that of Yang Chong Mine. In fact, 100% of the zinc and 70% of the iron that was extracted from the two mines were derived from metal output of Yang Chong Mine. As the metal output of Zao Yun Mine is not significant, we have not segregated the carrying value of mining rights between Yang Chong Mine and Zao Yun Mine. Amortization of the mining rights was calculated based on the total metal production of Wuhu over the estimated reserves (metal volume output) of Yang Chong Mine as of May 2003, which was calculated based on the estimated metal output as shown in the reserves review report dated May 26, 2005, adjusted for the actual metal output for the period from May 2003 to the date of the reserves review report. The actual amount of metal reserves that Wuhu used as the denominator for providing amortization are available to the staff as supplemental information. The following shows the production output of zinc and iron for the preceding five years.

Actual Production (tons)	2003	2004	2005	2006	2007
Zinc	8,170	7,800	8,650	6,380	3,925
Iron	48,265	58,160	46,800	46,107	55,580

As the mines are still operating, and there is no indication that there is any material change to our prior reserves estimate, Wuhu has not performed an additional reserves review on the mines, and management believes that the prior reserves estimate remains valid.

In summary, the assets that were recorded are mining rights, not mineral reserves, and the mining rights were recorded at the time of their acquisition, based on their estimated fair value pursuant to SFAS 141. The reference to “reserves” in Note 2(e) to the Financial Statements was made solely for the purpose of developing the method and estimates necessary to amortize the mining right balances. The Company proposes to clarify the disclosure of its amortization policy by revising the language in future filings to read as follows: “Mining rights are stated at cost less accumulated amortization and any impairment losses. The mining rights are amortized based on actual units of production over the estimated mineral deposits of the mines, not to exceed 20 years. The weighted average remaining amortization period for these mineral deposits is 15 years as of December 31, 2007. The Company’s rights to extract minerals are contractually limited by time. However, the Company believes that it will be able to extend licenses, as it has in the past, and therefore, believes that assigned lives are appropriate.”

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2.

Please note that proven reserves presented in accordance with Industry Guide 7 may be combined with probable reserves only if the difference in the degree of assurance between the two classes of reserves cannot be readily defined. Absent this condition, proven and probable resources should be segregated. In addition, please review your disclosure to ensure you do not prematurely indicate mining operations on properties before a proper feasibility study and economic viability determination has been conducted.

Response to Staff Comment 2:

For the reasons described in response to staff comment 1, we have not disclosed proven or probable reserves. We note the reference to “proper” in this staff comment and to the position noted in staff comment 1. Wuhu had engaged the Integrated Brigade of the Huadong Exploration Bureau of Metallurgy and Geology (the “Exploration Team”), which is a geological and exploration team with requisite qualifications, to perform geological surveys on the Yang Chong Mine and Zao Yu  Mine in March 2005 and March 2006 respectively. We believe that these geological surveys satisfy the stated staff position and that, therefore, our surveys are “proper” (within the meaning of the staff position) for purposes of indicating the existence of mining operations, notwithstanding that (a) the geological surveys do not include descriptive terminology corresponding to “proven” or “probable” reserves and (b) we have not included disclosure of reserve estimates.

3.

We note your disclosure that the your sell Zinc, Iron, Micaceous iron oxide – grey, and Copper concentrate using reference prices established on the Shanghai Metal Exchange. Please disclose the basic descriptions and specifications of your salable products and list the average price you have received for each product over the last three years.

Response to Staff Comment 3:

We propose to include the following additional disclosure in our Amended Annual Report:

The average selling prices per metric ton of our major products for each of the three years ended December 31, 2005, 2006 and 2007, are set forth on the table below:

Major Product	2005	2006	2007
	RMB/ MT	RMB/ MT	RMB/ MT
Zinc concentrate (Grade 42% ~ 44%)	7,194	18,609	17,873
Iron concentrate (Grade 65% ~ 66%)	708	597	849
Micaceous Iron Oxide Grey (Grade 160, 240, 320)	1,876	2,002	1,296
Copper concentrate (Grade 18% ~ 20%)	n/a	n/a	49,711

Please refer to our response to Staff Comment 4 for a description of disclosure relating to salable products that we propose to include in our Amended Annual Report.

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4.

Please describe your metallurgical process used to convert the ore types (sulfide or oxide) to salable products. Please describe your salable products and the markets in which you are a participant. Please describe how market prices are determined.

Response to Staff Comment 4:

We propose to include the following additional disclosure in our Amended Annual Report:

Wuhu’s principal activities are conducted in two areas – mining and ore processing. Mining activities consist of opening of ore deposits, cutting and stopping (excavation in successive layers), mine transportation, and planning, designing and construction relating to mining operations. Ore processing is the second stage in our operation through which ores are converted into nonferrous metals concentrates (zinc, iron, micaceous iron oxide grey and copper concentrates) as salable products. To produce metal concentrates, we segregate the useful components of ores from useless stones through physical (such as magnetic separation) or chemical methods, or a combination of the two, and then collect the useful metal components through a number of concentration methods.

The metallurgical process of our zinc, iron and copper concentrates products are identified below:

MINING CONSISTS OF:

Drilling → Blasting → Ore Drawing → Fragmentation Hauling → Hoisting Transportation

ORE PROCESSING CONSISTS OF:

Crushing → Grinding → Classifying → Flotation

IN THE CASE OF ZINC AND COPPER CONCENTRATE PRODUCTS, THE FOLLOWING ADDITIONAL PROCESSES OCCUR FOLLOWING FLOTATION:

Pooling → Mineral Concentrate Dehydration → Finished Zinc/Copper Concentrate Products

IN THE CASE OF IRON CONCENTRATE PRODUCTS, THE FOLLOWING ADDITIONAL PROCESSES OCCUR FOLLOWING FLOTATION:

Magnetic Separation → Finished Iron Concentrate Products

The metallurgical process of our micaceous iron oxide grey product is as follows:

Raw Ore → Crushing → Ball Milling → Classifying → Two Stages Separation →Swing Bed → Free Setting → Baking → Powder Screening → Finished Micaceous Iron Oxide Grey Product

Our metal concentrate products are sold to downstream smelting companies for further smelting and refining into respective metals. Additional information relating to our salable products, the markets in which we participate and the determination of market prices is as follows:

Zinc: Chemical element symbol Zn, zinc is a silvery metal that quickly tarnishes to a blue-gray appearance and is ideal for anticorrosion, heat and electricity conduction. It is primarily plated on the surface of steel, iron and other metals as an anti-corrosive layer. Zinc is the principal material used in dry

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batteries. Our zinc concentrate product is sold in its entirety to Huludao Zinc Industry Co., Ltd., a Shenzhen-listed company which is located in Huludao City, Liaoning Province, the PRC, and which is primarily engaged in the zinc smelting business. The price of our zinc concentrate is generally set at 50% (to be adjusted by the grading of the product) of the monthly average price of “#0” electrolytic zinc announced by Shanghai Nonferrous Metals website (www.smm.com.cn).

Copper: Chemical element symbol Cu, copper is a ductile metal with excellent electricity conductivity and is rather supple in its pure state and has a pinkish luster. It is primarily used as a heat conductor, an electrical conductor, a building material, and a constituent of various metal alloys. Our copper concentrate product is sold in its entirety to Tongling Nonferrous Metals Group Holdings Co. Ltd. a Shenzhen-listed company which is located in Anhui province, the PRC, and which is primarily engaged in the copper smelting business. The price of our copper concentrate is generally set at 86% (to be adjusted by the grading of the product) of the monthly average price of “#1” electrolytic zinc announced by Shanghai Nonferrous Metals website (www.smm.com.cn).

Iron: Chemical element symbol Fe, iron is a lustrous, silvery soft metal. It is the most abundant metal in metallic meteorites. Iron and iron alloys are the most common source of ferromagnetic materials in everyday use. Our iron concentrates product is sold to iron smelting plants located in Anhui Province, the PRC. The price of our iron concentrate is generally negotiated with reference to the regional average purchase price and the information announced by China Commodity Marketplace website (www.chinaccm.com).

Micaceous Iron Oxide (MIO): Chemical compound symbol Fe2O3, MIO is a crystalline form of iron oxide that differs from the more familiar red, yellow, and brown forms of iron oxide pigments. Like the other forms of iron oxide, MIO is a very inert material. It is insoluble in water, organic solvents, and alkalis, and is only slightly soluble in strong acids at elevated temperatures. It is un-reactive to most chemicals and is heat stable up to its melting point of over 1,000 degrees centigrade and is non-toxic, non-oxidizing, non-corrosive, and non-flammable. The use of coatings containing MIO pigments is becoming increasingly rapid in manufacturing and industries and products such as durable antiseptic coating paint, primer and finish paint on steel structures. Our MIO products are primarily sold to chemical and paint manufacturers in East China, Shanghai and Jiangsu Province, the PRC, for manufacturing of various types of paints for ships, ocean-engineering and pleasure boats. The price of our MIO is generally negotiated with reference to the demand and supply in the market and the price of competitors.

Customers, page 18

5.

Please attach as exhibits, your material contracts affecting your zinc, copper and iron smelting/purchase agreements with Huludao, Henchang, Bayannaoer West and others.

Response to Staff Comment 5:

Copies of our master contracts with the Company’s significant customers (translated from the PRC original) are attached for your reference. We have reviewed the requirements relating to the filing of exhibits to Form 20-F and do not believe that these agreements are required to be filed as exhibits to the Annual Report. These contracts were entered into in the ordinary course of business and, inasmuch as the contracts merely set forth the commercial terms of purchase and sale, and do not impose mandatory purchase requirements or other obligations other than as to the payment for purchased goods, our business does not substantially depend on the contracts and we do not believe that these contracts are material.

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Acquisition of Mining rights, page 20

6.

You describe exploration properties and it appears you should also expand your disclosure concerning the exploration plans for all of your properties to address the following points:

•

Disclose a brief geological justification for each of the exploration projects written in non-technical language.

•

Give a breakdown of the exploration timetable and budget, including estimated amounts that will be required for each exploration activity, such as geophysics, geochemistry, surface sampling, drilling, etc. for each prospect.

•

If there is a phased program planned, briefly outline all phases.

•

If there are no current detailed plans to conduct exploration on the property, disclose this prominently.

•

Disclose how the exploration program will be funded.

•

Identify who will be conducting any proposed exploration work, and discuss what their qualifications are.

Response to Staff Comment 6:

We propose to include the following additional disclosure in our Amended Annual Report:

Geology Team No. 934 of Geology and Mineral Resources of Hainan Province has been engaged to conduct the exploration projects of Baowenling Molybdenum-Lead-Zinc Mine, Laomaogou Lead-Zinc Mine, Dadao Molybdenum-lead-Zinc Mine and Hanxiao Copper Mine. Hainan Provincial Institute of Nonferrous Exploration Technology has been engaged to conduct the exploration projects of Jinling Gold Mine, Daogangling Lead-Zinc Mine, Dayinling Copper Polymetallic Mine and Zhengmianling Copper Polymetallic Mine. Resources and Environment Survey, directly under the Bureau of Geological Exploration of Hainan Province, has been engaged to conduct the exploration projects of Haoganling Molybdenum Copper Mine, Baoshi Copper Polymetallic Mine, Yitong Copper Polymetallic Mine, Xinyuan Lead-Zinc Mine. They are all qualified geology surveyors holding qualification certificates issued by the Ministry of Land and Resources of the PRC. All of our exploration projects are expected to be financed by internally-generated funds.

A summary of the exploration rights held by Hainan Nonferrous Metal Company Limited and Longchuan Metals and Stone Mining Co. Ltd. is as follows:

Mineral Exploration of Zhengmianling Copper Polymetallic Mine

The geological coordinate of this property is EL 110°15′00″~ 110°17′00″and NL 19°16′00″~ 19°18′30″covering a site area of 19.05 km2. The forming of this ore field experienced a long period of magma crystallization and quartz pyrites. This type of ore deposit is estimated to be a copper-molybdenum deposit with good exploration prognosis. To date, only the first stage of geochemical exploration has been completed. At this time we have no detailed plan to conduct exploration on this property.

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Preliminary Mineral Exploration of Jinling Gold Mine

The geological coordinate of this property is EL 110°00′00″~ 110°03′00″and NL 19°30′00″~ 19°34′00″covering a site area of 38.84 km2. This exploration property is located on a gold-silver-lead-zinc polymetallic metallogenic belt in northern Hainan Island. The geological structure and condition are favorable for the mineralization of gold deposits. To date, only the first stage of geochemical exploration has been completed. Field geology, second stage geochemical exploration and geophysics exploration are expected to commence after January 2009; trenching activity is expected to be commenced in March 2009, and drilling in May 2009. The total budgeted amount for this project is anticipated to be RMB1.32 million (US$181,000).

Preliminary Mineral Exploration of Laomaogou Lead-Zinc Mine

The geological coordinate of this property is EL 108°45′15″~ 108°46′00″and NL 18°45′00″~ 18°47′15″covering a site area of 5.49 km2. The exploration property is located on a gold polymetallic metallogenic belt in Hainan Island. The environment and geological condition in this exploration area are favorable for mineralization as the granite massif outcrop in the exploration area was the ore-forming mother rocks of lead-zinc deposit. There is a lead-zinc deposit found in the southwest of the exploration property and a gold deposit found in the east, indicating a favorable prospecting potential. To date, only first stage geochemical exploration has been completed. A detailed exploration plan will be formulated following receipt and evaluation of the formal report of geochemical exploration.

Preliminary Mineral Exploration of Hanxiao Copper Mine

The geological coordinate of this property is EL 109°06′15″~ 109°08′00″and NL 18°33′15″~ 18°34′45″covering a site area of 8.55 km2. The exploration property is located on a gold-molybdenum-copper metallogenic belt in southern Hainan Island. A lead-zinc deposit and a molybdenum polymetallic deposit have been discovered in the southwest of the exploration area. Several 50-200m long and 10-15m wide outcrops of mineral-enriched skarn have been found in granite, indicating a favorable mineralization potential. To date, only the first stage geochemical exploration has been performed. A detailed exploration plan will be formulated following receipt and evaluation of the formal report of geochemical exploration.

Preliminary Mineral Exploration of Dadao Molybdenum-Lead Zinc Mine

The geological coordinate of this property is EL 108°58′00″~ 108°59′30″and NL 18°31′30″~ 18°34′30″covering a site area of 12.21 km2. The exploration property is located on a molybdenum-copper metallogenic belt in southern Hainan Island. The ore deposit is estimated to be a polymetallic ore deposit, with favorable exploration prospect of molybdenum-lead-zinc polymetallic ore. To date, only the first stage geochemical exploration has been performed. A detailed exploration plan will be formulated following receipt and evaluation of the formal report of geochemical exploration.

Preliminary Mineral Exploration of Baowenling Molybdenum-Lead-Zinc Mine

The geological coordinate of this property is EL 109°30′~ 109°32′30″and NL 18°24′~ 18°30′covering a site area of 42.35 km2. The entire site, which is located in the center of Tonganling volcanic basin, is covered by anomalous 50 km2 zone of damp sediment enriched with copper, gold and molybdenum. These anomalous zones are distributed orderly with strong sign of mineralization. A copper

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and molybdenum ore field has been found in the eastern direction to our site, indicating a good prospecting potential of large and medium size copper and molybdenum deposit. To date, only the first stage geochemical exploration has been done. A detailed exploration plan will be formulated following receipt and evaluation of the formal report of geochemical exploration.

Mineral Exploration of Daogangling Lead Zinc Mine

The geological coordinate of this property is EL 109°26′30″~ 109°28′45″and NL 19°07′00″~ 19°09′00″covering a site area of 14.60 km2. The exploration area is located on a gold-silver-lead-zinc polymetallic belt of Hainan Island. The geological structure has a strong metallogenic sign of mineralization. To date, only the first stage geochemical exploration has been completed. Field geology work and the second stage geochemical exploration are expected to be carried out after March 2009 and geophysics exploration is expected to commence sometime after April 2009. Trenching activity is expected to commence in May 2009; and drilling in July 2009. The total budgeted amount for this project is anticipated to be RMB1.27 million (US$174,000).

Mineral Exploration of Dayinling Copper Polymetallic Mine

The geological coordinate of this property is EL 109°41′00″~ 109°44′15″and NL 19°21′00″~ 19°23′30″covering a site area of 26.33 km2. The exploration area is located on a gold-silver-lead-zinc polymetallic belt of Hainan Island. The tectonic and magmatite structure is favorable to mineralization. To date, only the first stage geochemical exploration has been completed. At this time we have no detailed plan to conduct exploration on this property.

Mineral Exploration of Xinyuan Lead-Zinc Mine

The geological coordinate of this property is EL 108°46′00″~ 108°47′15″and NL 18°46′15″~ 18°47′30″covering a site area of 5.08 km2. The exploration property is located on a polymetallic belt of Hainan Island. There are medium-grade lead and zinc ore bodies outcrops found in the exploration area. The ores are also associated with gold and silver. We believe that this property has a favorable prospecting potential. To date, only the first stage geochemical exploration has been performed. A detailed exploration plan will be formulated following receipt and evaluation of the formal report of geochemical exploration.

Mineral Exploration of Yitong Copper Polymetallic Mine

The geological coordinate of this property is EL 109°12′30″~ 109°15′00″and NL 18°30′00″~ 18°33′30″covering a site area of 26.66 km2. The exploration property is located on a leading molybdenum-copper polymetallic belt in southern Hainan Island. A few copper, gold, molybdenum ore occurrences were discovered in the area. The property is believed to have a good metallogenic potential for molybdenum-copper deposit and gold deposit. To date, only the first stage geochemical exploration has been performed. A detailed exploration plan will be formulated following receipt and evaluation of the formal report of geochemical exploration.

Mineral Exploration of Baoshi Copper Polymetallic Mine

The geological coordinate of this property is EL 109°34′00″~ 109°37′00″and NL 18°27′00″~ 18°30′15″covering a site area of 26.47 km2. The exploration property is located on a leading

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molybdenum-copper polymetallic belt in Hainan Island. Four molybdenum-copper ore deposits have been discovered around the property and we believe that the property has a good prospecting potential of molybdenum-copper deposit and gold deposit. To date, the first stage geochemical exploration, field geology work and second stage geochemical exploration have been completed. Geophysics exploration is being carried out. Trenching activity and drilling activity are pending the general survey result of two adjacent properties owned by third parties. The total budgeted amount for this project is RMB1.33 million (US$182,000).

Mineral Exploration of Haoganling Molybdenum Copper Mine

The geological coordinate of this property is EL 109°25′00″~ 109°27′30″and NL 18°25′00″~ 18°28′00″covering a site area of 40.72 km2. The tectonic structure of this exploration property is favorable for forming molybdenum-copper deposit. To date, the first stage geochemical exploration, the field geology work and the second stage geochemical exploration have been completed. There is no current plan of geophysics exploration at this time. The total budgeted amount for this project is RMB1.49 million (US$204,000).

Mineral Exploration of Jinshizhang Mine

The geological coordinate of this property is EL 115°19′00″～115°25′00″and NL 24°42′00″～24°45′00″covering a site area of 52.93 km2. The exploration area is located on Nanlin matellogenic belt, an important matellogenic belt in China, which is rich in mineral resources such as silver, lead, zinc, tungsten and tin. The geological environment and metallogenic condition of this exploration area is very similar to other large scale silver-gold ore deposits found on Nanlin matellogenic belt. There are fourteen ore bodies found in the exploration area, six of them are outcrops, indicating a great prospecting potential of silver and multi-metallic deposit. Beijing Sino Technology Institute of Mineral Exploration Co., Ltd., a qualified geological survey holding qualification certificate issued by the Ministry of Land and Resources of the PRC, has been engaged to conduct the detailed geological survey; of which 1.45 km2 site area was completed in November 2007. The property is estimated to be a silver, lead, zinc and copper multi-metallic mine with good exploration prognosis. To date, we are in the process of applying the mining permit for 1.45 km2 site area of this property; and the first stage geochemical exploration, field geology work, geophysics exploration, trenching and drilling activities for the remaining 51.48 km2 area are in progress. The total amount already incurred for detailed geological survey of the 1.45 km2 property is RMB 2.45 million (US$ 336,000) and a budget of another RMB 2.40 million (US$329,000) has been set aside for the reconnaissance geological survey of the remaining 51.48 km2 area.

7.

Detailed sampling provides the basis for the quality estimate or grade of your mineral discovery. Please provide a brief description of the sample collection, sample preparation, and the analytical procedures used to develop your analytical results. In addition, please disclose any Quality Assurance/Quality Control (QA/QC) protocols you have developed for your exploration program. These procedures would serve to inform potential investors regarding your sample collection and preparation, assay controls, sample custody, assay precision and accuracy procedures and protocols.

Response to Staff Comment 7:

We propose to include the following additional disclosure in our Amended Annual Report:

In order to examine the anomalies in the exploration areas, and evaluate their prospecting potential, comprehensive research will be undertaken substantially as follows:

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(a)

Conduct field geology work and sample check to a number of anomalies in the exploration area and study their formation. Carry out engineering exercise and sampling procedure on discovered ore bodies or anomalies found in geochemical prospecting. Analyze the ore body location, mineralization and abnormality distributions.

(b)

Based on the results of geochemical prospecting, carry out mountain land engineering in the anomalous region with highest probability of mineralization. Develop long trench exploration activities on the section line on the targeted area to reveal the anomaly, and set up additional short trench to control the surface if needed.

(c)

Exploration drilling: Based on the distribution data of ore bodies obtained from mountain land engineering, other geological and condition factors, conduct a few shallow drilling to check the anomaly in the targeted mineralization zone in order to obtain the data regarding mineralization distribution, scale and grade. This provides the basis for next step exploration.

A brief description of our sampling procedures is as follows:

(a)

Sampling collection: Collect 200g of secondary halo sample from “B” eluvium at a depth of 10-30 cm. Sampling is taken from two different points in a range within 1/4 dot pitch distance from the measuring points. If the sampling cannot be conducted in the area near measuring points due to bed rock or surface water body, then an additional sampling will be picked up within a wide range of 10 meters. The reason for skipped sampling should be documented on the result map.

(b)

Sample preparation: The sample will be dehydrated, sieved through 60-mesh stainless-steel-wire-mesh, and blended in diagonal method. It will then be placed into paper packaging, assigned code, delivered to the laboratory, rotary split and sieved into 0.093mm fractions. Afterwards, it will be screened through 160 mesh sieve. Finally, semi-quantitative spectroscopic analysis will be carried out.

(c)

Sample analysis: There are four analytical methodologies adopted to analyze the samples - direct reading spectrometry; polarographic analysis; chemical spectrometry; and X-ray fluorescence spectrometry.

(d)

Quality examination and analysis: During chemical analysis, those samples with abnormal results or obtained from anomalous sectors will be selected for spot chemical test. Usually, 5% out of the samples will be picked up.

We have developed our exploration program to comply with the following PRC protocols and/or specifications:

•

Specifications of survey for geological and mineral resources exploration (DZ/ T0091);

•

General requirements for solid mineral exploration (GB/ T13908 - 2002);

•

Specifications for drafting geological report on solid mineral resources & closed pit (DZ/ T0033 - 2002);

•

Geologic exploration standard of iron, manganese and chromium mineral resources (DZ/ T0200 - 2002);

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•

Geologic exploration standard of copper, lead, zinc, silver, nickel and molybdenum mineral resources (DZ/ T0214 - 2002); and

•

Rules for data compilation and comprehensive research on geological and mineral resources exploration materials (DZ/ T0079 - 1993).

***

We acknowledge that:

•

the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•

staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•

the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any further questions or comments, please contact us or our counsel, Steven I. Weinberger, Esq., Schneider Weinberger & Beilly LLP, 2200 Corporate Blvd., NW, Suite 210, Boca Raton, FL 33431, (561) 362-9595 (telephone), (561) 362-9612 (fax) and steve@swblaw.net (email).

Very truly yours,

By:	/s/ Li Feilie
Li Feilie
President and Chief Executive Officer

APPENDIX 1

MASTER SALE AND PURCHASE CONTRACT

The Buyer：Wuhu Hengchang Copper Refining Co., Ltd.

The Seller：Bayannaoer Feishang Copper Co., Ltd.

Contract No.: HCYL0CG-001

Date：December 28, 2007

This contract is made by and between the Buyer and the Seller, whereby the Buyer agrees to buy and the Seller agrees to sell the commodity set out below subject to the terms and conditions set forth in this agreement:

1.

NAME OF COMMODITY：Blister Copper (N.S.)

2.

QUANTITY：The Seller starts to supply since January 2008. The exact delivery time shall be mutually agreed between the Buyer and Seller (2 days before delivery by the Seller).

3.

QUALITY：In conformity with YS/70-2005 of the PRC standard

4.

MEASUREMENT, SAMPLING AND INSPECTION STANDARD:

(a)

The Seller shall notify the Buyer with regard of the train number, arrival time, as well as quantity and package number by telephone or by fax in two days after the delivery. Cargo receipt shall be sent to the Buyer by fax and mail.

(b)

Measurement: Commodity shall be re-inspected by electronic weigher upon the arrival. The re-inspected weight result shall be accepted if the discrepancy is within 0.2%. Otherwise, the Seller shall be notified to re-examine the weight if the discrepancy exceeds 0.2%, and the re-examined weight accepted by both parties shall be used as the settlement.

(c)

Sampling and Inspection: The Seller shall provide sample of the blister copper upon the arrival of commodity and the Buyer shall inspect the blister copper product. If there is a material discrepancy between sample and the product or the Buyer fails to provide sample, the inspection result on the product shall be taken as final. Impurity specification shall conform to YS/T70-2005 standard. Discrepancy of copper, gold and silver are regulated in accordance with GB/T5120.1-1995 and GB/T5120.3-1995 standard. Inspection result based on the Buyer’s specification shall be accepted if the discrepancy is within the admissible range. In case that the discrepancy is beyond the admissible range, the dispute shall be negotiated on an amicable manner between both parties or be submitted to the General Research Institute for Nonferrous Metal (GRINM) for a final determination. All the arbitration expense shall be borne by loser.

(d)

Objection Deadline: Within 10 working days upon the arrival of commodities

5.

PRICING OF BLISTER COPPER

(a)

Copper Content in Blister Copper

(i)

Railway Delivery: The basis price is determined based on the average price of 5 consecutive trading days of cathode copper published on website of the Shanghai Future Exchange (http://www.shfe.com.cn) from the second delivery day as shown on the cargo receipt.

(ii)

Truck Delivery: The basis price is determined based on the average price of 5 consecutive trading days of cathode copper published on website of the Shanghai Future

Exchange (http://www.shfe.com.cn) from the second day upon the commodity’s arrival at the destination.

The final settlement price is based on the basis price multiplied by 0.975 and deducted by RMB200.

(b)

Gold Content in Blister Copper

Quotation period (QP) for gold is the same as that for blister copper with copper. To calculate the final settlement price, the basis price is based on simple arithmetic average price of #2 Gold published on website of the Shanghai Future Exchange (http://www.shfe.com.cn) deducted by RMB2 per gram and then multiplied by a pricing coefficient as stipulated by the PRC.

(c)

Silver Content in Blister Copper

Quotation period (QP) for Sliver is the same as that for blister copper with copper. To calculate the final settlement price, the basis price is based on simple arithmetic average price of #3 Silver published on the website of China Commodity Marketplace (http://www.chinaccm.com) multiplied by a pricing coefficient as stipulated by the PRC.

6.

DELIVERY: The Buyer shall bear all the delivery cost.

7.

PAYMENT: The Buyer shall make payment for received commodity according to the Buyer’s instruction upon the commodity’s arrival at the destination. Once the settlement price and product grade are confirmed by both parties, the Seller shall issue VAT invoices for Copper and Silver and normal invoice for Gold to the Buyer and the remaining balance shall be settled immediately once the settlement price is available.

8.

DEFAULT: A party who is in breach of the contract shall be liable to compensate the losses suffered by the other party.

9.

SETTLEMENT OF DISPUTE：Any dispute arising from the performance of this Contract shall be resolved by both parties in an amicable manner. When both parties fail to resolve it, the dispute shall be resolved according to the “Contract Law of People’s Republic of China”.

10.

VALIDATY OF CONTRACT:

(a)

The contract is in duplicate with each Party holding one of the both. Both copies bear the same legal force, and shall be effective upon signature and stamp by both parties.

(b)

All provision of this agreement shall remain in full force and effect notwithstanding the completion of delivery and payment.

The Seller:

Bayannaoer Feishang Copper Co., Ltd. (Seal)

Legal Representative:

The Buyer:

Wuhu Hengchang Copper Refining Co., Ltd. (Seal)

Legal Representative:

Date:

December 24, 2007

APPENDIX 2

MASTER SALE AND PURCHASE CONTRACT

The Buyer:	Huludao Zinc Industry Co., Ltd.	Contract No.: F808-05

The Seller:	Wuhu Feishang Mining Development Co., Ltd.	Address: Wuhu

Date: January 1, 2008

1.

NAME OF COMMODITY：Sulphuric Zinc Concentrate

2.

QUALITY：The Seller shall guarantee that the commodity must be in conformity with the grading/ quality requirements, technical standards, as well as the condition and terms as required by the Buyer. Price adjustment may be made for those inferior products which fail to meet the standard specified in the contract.

3.

TRANSPORTATION：Railway transportation to Shenju Mazhangfang Station and truck transportation to the Buyer’s designated warehouse. The transportation cost is borne by the Seller.

4.

UNIT PRICE：Quoted as the Zinc grade - 50%; accounted based on the average price published on website of the Shanghai Nonferrous metals upon delivery. Price adjustment due to product impurity would be made at the end of each month based on the agreed price adjustment mechanism mutually agreed at the beginning of each month.

5.

INSPECTION：Inspection result as per buyer’s measurement, sampling and examination at destination shall be final. In case the Seller disagrees with the inspection result, a written document shall be submitted to the Buyer for negotiation within 3 month of the inspection result. In case an arbitration is required, the sealed sample for arbitration shall be submitted to the authorized commission for verdict or authorized National Nonferrous Metal Test Center for arbitration. The result of the arbitration is final.

6.

PAYMENT：Upon delivery of goods

7.

WARRANTY：A warranty agreement may be attached as an appendix to this contract if required.

8.

LIABILITY FOR BREACH OF CONTRACT:

(a)

In case there are counterfeit and inferior goods, penalty shall be carried out based on the document of HuZincZhiZi (2001) #97. This document shall be presented to the Seller by the Buyer upon the signing of this contract.

(b)

Liability for breach of the contract not covered in this contract shall be handled in accordance with the provision of “Contract Law of the People’s Republic of China”.

9.

SETTLEMENT OF DISPUTE：Any dispute arising from the performance of this Contract shall be resolved by both parties in an amicable manner. In case no settlement is reached, the dispute shall be submitted to the court of competent jurisdiction.

10.

OTHER TERMS

(a)

The Seller shall issue VAT invoices on time to the Buyer when the Buyer receives the goods. The VAT tax rate is 13%.

(b)

The water content of Sulphuric Zinc Concentrate shall be less than 12% in summer and less than 8% in winter.

(c)

Any debt arising from the business between the Buyer and Seller are non-transferrable. Unless otherwise agreed by the Seller, the right of the debt cannot be assigned.

11.

VALIDATY OF CONTRACT:

(a)

The contract is in four copies with each Party holding two. The contract shall be effective upon signature and stamp by both parties.

(b)

The contract is valid from January 1, 2008 to December 31, 2008.

The Buyer

Name of the Buyer (Seal)：

Huludao Zinc Industry Co., Ltd.

Address：Longgang District Mazhangfang

Legal Representative：Gao Liangbin

Tel：(0429) 2026610

Fax：(0429) 2025510

A/C with Bank：ICBC Longgang Branch

A/C No.xxxxxxxxxx-xx

Tax ID No.21140312076702x

Zip Code：125003

The Seller

Name of the Seller (Seal)：

Wuhu Feishang Mining Development Co., Ltd.

Address: Wuhu Fanchang Xingang Fanxin Road

Legal Representative：Tang Mian

Tel：(0553) 7337588 7338437

Fax：(0553) 7337509

A/C with Bank：ICBC Fanchang Branch

A/C No.xxxxxxxxxxxxxxxxxx

Tax ID No.340222738937836

Zip Code：241202

APPENDIX 3

MASTER PURCHASE AND SALE CONTRACT

The Buyer：Bayannaoer Feishang Copper Co., Ltd.

The Seller：Bayannaoer West Mining Co., Ltd.

1.

NAME OF COMMODITY：Copper Concentrate

2.

QUANTITY：750 Ton/ per month (Minimum)

3.

SPECIFICATION：Grade of Copper cannot be less than 18% and other impurities cannot exceed the national smelting standard.

4.

UNIT PRICE:

Calculated based on the prices published on website of the Shanghai Future Exchange, as if:

(a)

When the price for copper published on the website of the Shanghai Future Exchange (http://www.shfe.com) is between RMB 30,000 and RMB 40,000 per ton, the settlement price shall be 82% of the spot commodity price;

(b)

When the price for copper published on website of the Shanghai Future Exchange is between RMB 40,000 and RMB 50,000 per ton, the settlement price shall be 83% of the spot commodity price;

(c)

When the price for copper published on website of the Shanghai Future Exchange is between RMB 50,000 and RMB 60,000 per ton, the settlement price shall be 84% of the spot commodity price;

(d)

When the price for copper published on website of the Shanghai Future Exchange is between RMB 60,000 and RMB 70,000 per ton, the settlement price shall be 85% of the spot commodity price;

(e)

When the price for copper published on website of the Shanghai Future Exchange is between RMB 70,000 and RMB 80,000 per ton, the settlement price shall be 86% of the spot commodity price;

(f)

When the price for copper published on website of the Shanghai Future Exchange is between RMB 80,000 and RMB 90,000 per ton, the settlement price shall be 87% of the spot commodity price;

(g)

The spot commodity price mentioned above is the price published on website of Shanghai Future Exchange on the 2nd working day after delivery. The price is VAT inclusive and VAT tax rate is 13%. The Seller is responsible for 1% shortage/ loss during the course of transportation.

(h)

Settlement price adjustment methods based on variety of copper grade are as follows:

A. The settlement price shall remain unchanged when copper grade is between 18% and 20%,.

B. If the grade is lower than 18%, then every 1% reduction in grade shall reduce the settlement price of RMB100 per ton.

C. If the grade is higher than 20%, then each additional 1% in grade shall increase the settlement price of RMB100 per ton.

(i)

When sliver content exceeds 20 grams per ton, then the silver shall be priced at the basis price multiplied by floating coefficient (up to 10%). The Basis price of silver is the spot price published on the website of China Commodity Marketplace (http://www.chinaccm.com).

5.

INSPECTION: Within the state standard admissible discrepancy range, the specification sheet of the Seller shall be taken as the basis of final settlement and both parties shall participate in sample taking. The sample shall be divided into 4 pieces, one for each party and one for future arbitration. In case the Buyer disagrees with the assay results, the dispute shall be negotiated in an amicable manner or be submitted to the court of competent jurisdiction and the losing party shall bear all fees.

6.

PORT OF DELIVERY：West Copper’s Huogeqi Concentrate Warehouse

7.

TRANSPORTATION：The Buyer shall be responsible for the transportation arrangement. The Seller may help the Buyer to make transportation arrangement and the Buyer shall bear all costs relating to the transportation.

8.

PAYMENT: The Buyer shall transfer full payment to the bank account designated by the Seller. The Seller shall arrange delivery the commodity to the Buyer upon receiving the payment.

9.

SETTLEMENT OF DISPUTE：Any dispute arising from the performance of this Contract shall be resolved by both parties in an amicable manner.

10.

OTHERS: Matters not explicitly stated in the contract shall be determined through mutual consultation.

11.

VALIDATY OF CONTRACT:

(a)

The contract is in six copies with each Party holding three. The contract shall be effective upon signature and stamp by both parties.

(b)

The contract is valid from December 26, 2007 to December 25, 2008.

The Seller:

Bayannaoer West Mining Co., Ltd. (Seal)

Legal Representative:

The Buyer:

Bayannaoer Feishang Copper Co., Ltd. (Seal)

Legal Representative:

Date:

December 24, 2007